EQUITY TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended					12 Months Ended
	Jul. 15, 2019	Feb. 11, 2019	Dec. 23, 2020	Jul. 30, 2020	Jul. 30, 2019	Apr. 17, 2019	Mar. 18, 2019	Dec. 31, 2020	Dec. 31, 2019	Jul. 08, 2020	Jul. 07, 2020	Apr. 14, 2017
Preferred stock, shares par value								$ 0.00001	$ 0.00001
Preferred stock, shares issued								988,140	4,988,000
Preferred stock, shares outstanding								988,140	4,988,000
Common stock, shares par value								$ 0.00001	$ 0.00001
Common stock, shares authorized								2,500,000,000	900,000,000
Common stock, shares issued								786,308,041	763,967,603
Common stock, shares outstanding								786,308,041	763,967,603			146,803,392
Number of restricted common stock issued, shares								0	64,860,346
Shares issued for subscription, value								$ (476,002)	$ (290,100)
Shares issued for services, value									$ 800,000
Securities Purchase Agreement [Member]
Fair market value of share			$ 0.0136
Securities Purchase Agreement [Member] | First 2020 Debenture [Member]
Number of shares converted			8,255,438
Securities Purchase Agreement [Member] | First 2020 Debenture [Member] | Principal [Member]
Debt conversion, converted instrument, amount			$ 100,000
Securities Purchase Agreement [Member] | First 2020 Debenture [Member] | Accrued Interest [Member]
Debt conversion, converted instrument, amount			$ 12,274
Matthew Nicoletti [Member]
Number of shares converted	106,000,000	55,000,000
Number of stock issued	106,000	55,000
Fair market value of share	$ 0.1081	$ 0.0840
Value of stock issued	$ 11,458,600	$ 4,620,000
Quantum [Member]
Number of shares converted						52,000,000	58,000,000
Number of stock issued						52,000	58,000
Fair market value of share						$ 0.076	$ 0.0785
Value of stock issued						$ 3,952,000
William Jeffrey Outlaw [Member]
Fair market value of share					$ 0.111
Shares issued for services, shares					10,000,000
Shares issued for services, value					$ 800,000
Series A Preferred Stock [Member]
Preferred stock, shares par value								$ 0.00001	$ 0.00001
Preferred stock, shares authorized								4,000,000	4,000,000
Preferred stock, shares issued								0	4,000,000
Preferred stock, shares outstanding								0	4,000,000
Series A Preferred Stock [Member] | Robert Clark and Joseph Thornburg [Member]
Number of shares converted				4,000,000
Fair market value of share				$ 0.0346
Debt conversion, converted instrument, shares issued				4,000,000
Series B Preferred Stock [Member]
Preferred stock, shares par value								$ 0.00001	$ 0.00001
Preferred stock, shares authorized								1,200,000	1,200,000
Preferred stock, shares issued								488,000	488,000
Preferred stock, shares outstanding								488,000	488,000
Number of shares converted									1,000
Series C Preferred Stock [Member]
Preferred stock, shares par value								$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized								250	3,300,000	250	3,300,000
Preferred stock, shares issued								140	0
Preferred stock, shares outstanding								140	0
Number of shares converted								1,000	1,000
Series D Preferred Stock [Member]
Preferred stock, shares par value								$ 0.00001	$ 0.00001
Preferred stock, shares authorized								500,000	500,000
Preferred stock, shares issued								500,000	500,000
Preferred stock, shares outstanding								500,000	500,000
Number of shares converted								1,000	1,000
S and S Beverage [Member]
Common stock, shares par value								$ 30.05	$ 30.05
Common stock, shares authorized								10,000	10,000
Common stock, shares issued								10,000	10,000
Common stock, shares outstanding								10,000	10,000